MAJOR CUSTOMER (Tables)	6 Months Ended
Jun. 30, 2015
MAJOR CUSTOMER [Abstract]
Schedule of Revenues and Receivables by Major Customer
	Six months ended June 30,
	2014	2015

Customer A	70%	90%

	December 31	June 30
	2014	2015

Customer A	65%	71%